Parent Company Only Condensed Financial Information (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2003
ASSETS
Cash and cash equivalents	$ 67,304	$ 45,498	$ 57,941
Other assets	6,858	4,699
Total assets	665,025	481,425
Liabilities and Equity
Subordinated debentures	14,767	5,155		$ 5,155
Stockholders' equity	45,559	40,261	39,292
Total liabilities and stockholder's equity	665,025	481,425
Parent Company [Member]
ASSETS
Cash and cash equivalents	2,675	523	$ 2,197
Investment in banking subsidiary	62,479	43,633
Investment in and advances to other subsidiary	233	228
Other assets	1,213	1,232
Total assets	66,600	45,616
Liabilities and Equity
Subordinated debentures	14,767	5,155
Other borrowings	6,000
Accrued expenses and other liabilities	274	200
Stockholders' equity	45,559	40,261
Total liabilities and stockholder's equity	$ 66,600	$ 45,616